Components in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments	$ 793	$ 724
Net unrealized gain on cash flow hedges	88	156
Unrealized gain on marketable securities	101	72
Defined benefit pension and postretirement plans	1,253	317
Accumulated Other Comprehensive Income	$ 2,235	$ 1,269